UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10337

Name of Fund: BlackRock New York Municipal Income Trust (BNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York — 117.4%
Corporate — 14.8%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$1,000	$1,126,240
Essex County Industrial Development Agency New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	550	612,618
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	3,200	3,375,296
7.75%, 8/01/31	4,000	4,219,000
New York City Industrial Development Agency, Refunding RB, Senior TRIPS, Series A, 5.00%, 7/01/28	795	843,113
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	6,350	7,554,785
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	4,720	4,837,056
Suffolk County Industrial Development Agency New York, RB, KeySpan, Port Jefferson, AMT, 5.25%, 6/01/27	7,000	7,163,310
		29,731,418
County/City/Special District/School District — 29.8%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	750	855,210
Series A-1, 5.00%, 8/01/35	1,000	1,152,040
Series D, 5.38%, 6/01/32	25	25,101
Sub-Series A-1, 4.00%, 10/01/34	350	375,162
Sub-Series A-1, 5.00%, 10/01/34	650	765,667
Sub-Series G-1, 5.00%, 4/01/28	5,000	5,996,500
Sub-Series G-1, 6.25%, 12/15/31	500	628,780
Sub-Series I-1, 5.38%, 4/01/36	1,750	2,028,530
City of New York New York, GO, Refunding, Series B, 3.00%, 8/01/31	600	593,184
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	5,985	6,362,474
5.75%, 2/15/47	200	236,136
(AGC), 5.00%, 2/15/47	1,000	1,068,840
(AGM), 5.00%, 2/15/47	1,000	1,068,840
(NPFGC), 4.50%, 2/15/47	1,970	2,042,516

	Par (000)	Value
Municipal Bonds

New York (continued)
County/City/Special District/School District (continued)
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.00%, 11/15/34	$800	$897,136
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/31	1,900	2,213,253
New York City Industrial Development Agency, RB:
CAB, Yankee Stadium, PILOT, 4.98%, 3/01/45 (d)	1,500	306,240
CAB, Yankee Stadium, PILOT, (AGC), 4.80%, 3/01/42 (d)	1,960	488,079
Marymount School of New York Project (ACA), 5.13%, 9/01/21	690	698,190
Marymount School of New York Project (ACA), 5.25%, 9/01/31	500	505,675
Queens Baseball Stadium, PILOT, (AGC), 6.38%, 1/01/39	150	176,706
Queens Baseball Stadium, PILOT, (AMBAC), 5.00%, 1/01/36	3,000	3,068,820
Yankee Stadium, PILOT, (NPFGC), 4.75%, 3/01/46	1,500	1,534,680
New York City Transitional Finance Authority, RB:
Series S-1, 4.00%, 7/15/42	2,225	2,321,387
Series S-2 (NPFGC), 4.25%, 1/15/34	1,700	1,768,289
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	250	272,725
5.00%, 11/15/44	9,660	10,475,207
4.75%, 11/15/45	500	533,960
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	860	1,003,431
4 World Trade Center Project, 5.75%, 11/15/51	1,340	1,579,847
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,670	1,834,996
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	2,070	2,227,009
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	2,000	2,257,620
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,393,920

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York (continued)
County/City/Special District/School District (concluded)
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	$750	$836,160
New York State Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	395	435,725
		60,028,035
Education — 23.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(c):
7.00%, 5/01/25	910	136,482
7.00%, 5/01/35	590	88,488
Amherst Development Corp., Refunding RB, University at Buffalo Foundation -Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	1,100	1,190,431
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	3,240	3,597,858
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	7,000	7,164,850
Madison County Industrial Development Agency New York, RB:
Colgate University Project, Series B, 5.00%, 7/01/33	2,000	2,063,500
Commons II LLC, Student Housing, Series A (CIFG), 5.00%, 6/01/33	275	285,285
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	1,165	1,276,852
New York City Trust for Cultural Resources, RB, Juilliard School, 5.00%, 1/01/39	750	865,597
New York City Trust for Cultural Resources, Refunding RB:
Carnegie Hall, 4.75%, 12/01/39	2,000	2,181,800
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	1,000	1,156,030
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 11/01/24	155	180,194
Convent of the Sacred Heart (AGM), 5.63%, 11/01/32	750	899,857
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	210	249,749
Mount Sinai School of Medicine, 5.13%, 7/01/39	2,000	2,211,700

	Par (000)	Value
Municipal Bonds

New York (continued)
Education (continued)
New York State Dormitory Authority, RB (concluded):
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	$1,440	$1,965,600
New York University, Series A (AMBAC), 5.00%, 7/01/37	1,000	1,100,180
New York University, Series B, 5.00%, 7/01/37	1,250	1,445,887
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	1,000	1,176,880
Teachers College, 5.00%, 7/01/42	500	565,420
University of Rochester, Series A, 4.87%, 7/01/39 (e)	650	681,883
University of Rochester, Series A, 5.13%, 7/01/39	850	956,182
University of Rochester, Series B, 5.00%, 7/01/39	500	556,040
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	475	546,868
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,142,650
Culinary Institute of America, 5.00%, 7/01/42	300	322,593
Fordham University, 4.00%, 7/01/30	555	587,856
New York University, Series A, 5.00%, 7/01/37	1,790	2,070,511
Rockefeller University, Series B, 4.00%, 7/01/38	1,835	1,949,889
Saint John’s University, Series A, 5.00%, 7/01/27	220	260,528
Skidmore College, Series A, 5.00%, 7/01/27	190	221,325
Skidmore College, Series A, 5.00%, 7/01/28	75	87,053
Skidmore College, Series A, 5.25%, 7/01/29	85	99,851
Teachers College, 5.50%, 3/01/39	450	508,613
Third Generation Resolution, State University Educational Facilities, Series A, 5.00%, 5/15/29	2,000	2,388,260
St. Lawrence County Industrial Development Agency, RB, Clarkson University Project, 5.38%, 9/01/41	275	316,583
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	1,000	1,032,450

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York (continued)
Education (concluded)
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	$700	$817,607
Westchester County Industrial Development Agency New York, RB, Windward School Civic Facility (Radian), 5.25%, 10/01/31	2,500	2,502,100
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	625	706,731
		47,558,213
Health — 14.8%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/40	300	351,408
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	500	499,970
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,050	1,216,267
Nassau County Local Economic Assistance Corp., Refunding RB, Winthrop—University Hospital Association Project, 4.25%, 7/01/42	350	347,064
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC), 5.00%, 8/15/36	750	813,975
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	200	231,550
New York University Hospital Center, Series A, 6.00%, 7/01/40	500	590,390
New York University Hospital Center, Series B, 5.63%, 7/01/37	530	582,147
North Shore-Long Island Jewish Health System, 5.50%, 5/01/13 (f)	2,000	2,052,840
North Shore-Long Island Jewish Health System, Series A, 5.50%, 5/01/37	1,775	2,030,777
North Shore-Long Island Jewish Health System, Series C, 4.25%, 5/01/39	750	779,738
North Shore-Long Island Jewish Health System, Series D, 4.25%, 5/01/39	1,100	1,153,482

	Par (000)	Value
Municipal Bonds

New York (continued)
Health (concluded)
New York State Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Health System, Series D, 5.00%, 5/01/39	$320	$356,867
Nysarc Inc., Series A, 6.00%, 7/01/32	500	592,325
New York State Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	316,645
Miriam Osborn Memorial Home Association, 5.00%, 7/01/42	115	122,150
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	1,385	1,567,321
New York University Hospital Center, Series A, 5.00%, 7/01/36	3,390	3,599,536
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	1,750	1,964,812
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	1,100	1,255,727
Onondaga Civic Development Corp., RB, Saint Joseph’s Hospital Health Center Project:
4.50%, 7/01/32	3,225	3,175,174
5.00%, 7/01/42	540	549,077
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	1,175	1,205,656
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/30	2,500	2,779,225
Series B, 6.00%, 11/01/30	500	600,080
Westchester County Industrial Development Agency New York, RB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,001,670
		29,735,873
Housing — 2.0%
New York Mortgage Agency, Refunding RB, Homeowner Mortgage, Series 97, AMT, 5.50%, 4/01/31	1,290	1,291,548
New York State HFA, RB, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,500	1,551,915

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par(000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	$1,000	$1,083,990
		3,927,453
State — 4.5%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	600	744,108
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub-Series 2-4, 4.75%, 1/15/30	1,850	2,015,113
New York State Dormitory Authority, RB, Mental Health Services Facilities Improvement, Series B (AMBAC), 5.00%, 2/15/35	2,000	2,149,840
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 4/01/32	3,500	4,130,245
		9,039,306
Tobacco — 1.1%
Rensselaer Tobacco Asset Securitization Corp., RB, Series A, 5.75%, 6/01/43	2,500	2,205,775
Transportation — 17.8%
Metropolitan Transportation Authority, RB:
Series 2008C, 6.50%, 11/15/28	1,000	1,278,330
Series D, 5.25%, 11/15/41	1,750	2,000,110
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/30	3,055	3,060,285
Series A, 5.13%, 11/15/31	3,015	3,020,729
Series F, 5.00%, 11/15/30	2,530	2,949,069
Series F (AGM), 4.00%, 11/15/30	3,000	3,223,320
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.00%, 12/15/41	5,675	6,434,201
New York State Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	920	1,048,276
4.13%, 1/01/42	1,075	1,122,107
5.00%, 1/01/42	280	317,850
Port Authority of New York & New Jersey, RB:
Consolidated, 124th Series, AMT, 5.00%, 8/01/36	2,000	2,006,020
JFK International Air Terminal, 6.00%, 12/01/42	1,000	1,166,990
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/13	1,000	1,025,510
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	7,000	7,002,310

	Par(000)	Value
Municipal Bonds
New York (concluded)
Transportation (concluded)
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/31	$190	$228,386
		35,883,493
Utilities — 9.0%
Long Island Power Authority, RB:
Series A (AGM), 5.00%, 5/01/36	500	562,950
General, Series C (CIFG), 5.25%, 9/01/29	2,000	2,474,100
Long Island Power Authority, Refunding RB, Series A, 5.75%, 4/01/39	4,000	4,774,800
New York City Municipal Water Finance Authority, RB, Series B, 5.00%, 6/15/36	750	840,968
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series EE, 4.00%, 6/15/45	2,310	2,403,601
Second General Resolution, Series BB, 5.00%, 6/15/31	1,000	1,162,700
Series D, 5.00%, 6/15/39	5,000	5,453,650
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	350	413,315
		18,086,084
Total Municipal Bonds in New York		236,195,650

Puerto Rico — 6.7%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	2,500	2,722,450
State — 3.3%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.25%, 7/01/36	1,600	1,600,112
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.57%, 8/01/32 (d)	1,685	569,833
First Sub-Series A, 5.75%, 8/01/37	2,000	2,208,860
First Sub-Series A (AGM), 5.00%, 8/01/40	1,000	1,072,740
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC) (d):
5.58%, 8/01/41	3,500	718,725
5.62%, 8/01/43	2,500	454,850
		6,625,120

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Puerto Rico (concluded)
Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	$2,000	$2,385,780
Utilities — 0.8%
Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 7/01/38	1,100	1,150,853
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	500	539,330
		1,690,183
Total Municipal Bonds in Puerto Rico		13,423,533
Total Municipal Bonds – 124.1%		249,619,183

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 30.7%
County/City/Special District/School District — 7.3%
New York City Transitional Finance Authority, RB:
Future Tax Secured, Sub-Series D1, 5.00%, 11/01/38	825	962,082
Series S-3, 5.25%, 1/15/39	660	744,926
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/44	5,020	5,525,514
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	4,260	4,408,120
7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	2,967,335
		14,607,977
Education — 0.5%
New York State Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	900	1,037,790
Housing — 7.3%
New York Mortgage Agency, RB, 31st Series A, AMT, 5.30%, 10/01/31	14,680	14,696,588
Transportation — 6.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,250	1,475,719
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,495	7,468,694

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York (concluded)
Transportation (concluded)
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 3/15/31	$1,180	$1,399,976
Port Authority of New York & New Jersey, RB, Consolidated 169th Series, AMT, 5.00%, 10/15/26	1,500	1,740,435
		12,084,824
Utilities — 9.6%
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,200	1,442,854
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series BB, 5.00%, 6/15/44	3,511	3,995,633
Second General Resolution, Series HH, 5.00%, 6/15/32	5,310	6,216,948
Series A, 4.75%, 6/15/30	4,000	4,502,800
Series FF-2, 5.50%, 6/15/40	810	970,431
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,996	2,070,206
		19,198,872
Total Municipal Bonds in New York		61,626,051

Puerto Rico — 0.8%
State — 0.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,520	1,668,459
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 31.5%		63,294,510
Total Long-Term Investments (Cost – $291,424,524) – 155.6%		312,913,693

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities

BIF New York Municipal Money Fund, 0.00% (h)(i)	1,386,997	$1,386,997
Total Short-Term Securities (Cost – $1,386,997) – 0.7%		1,386,997
Total Investments (Cost—$292,811,521*) – 156.3%		314,300,690
Other Assets Less Liabilities – 7.6%		15,413,280
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (16.9)%		(34,068,341)
VMTP Shares, at Liquidation Value – (47.0)%		(94,500,000)
Net Assets Applicable to Common Shares – 100.0%		$201,145,629
*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$258,465,071
Gross unrealized appreciation	$23,296,982
Gross unrealized depreciation	(1,512,825)
Net unrealized appreciation	$21,784,157

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF New York Municipal Money Fund	344,945	1,042,052	1,386,997	$—

(i)	Represents the current yield as of report date.

•  For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	6

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust (BNY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments[1]	—	$312,913,693	—	$312,913,693
Short-Term Securities	$1,386,997	—	—	1,386,997
Total	$1,386,997	$312,913,693	—	$314,300,690
[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(160,783)	—	$(160,783)
TOB trust certificates	—	(34,051,462)	—	(34,051,462)
VMTP Shares	—	(94,500,000)	—	(94,500,000)
Total	—	$(128,712,245)	—	$(128,712,245)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST	OCTOBER 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust

Date: December 21, 2012